Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023		Mar. 31, 2023	Dec. 31, 2022		Mar. 31, 2022	Mar. 31, 2021
Revenues:
PIPE with reduction right expense	$ 0					$ 18,797,300			$ 0
Expenses:
General and administrative	5,000	$ 3,404,845,000,000	$ 540,513,000,000			5,649,682			1,628,308
Loss from operations	(5,000)	(3,404,845)	(540,513)			(24,446,982)			(1,628,308)
Other income (expense):
Interest from investments held in Trust Account	0	9,478,547	8,079,826			37,787,325			9,962,942
Allocation of offering costs to warrant liability	0					0			(20,182)
Change in fair value of warrant liability	0	234,666	469,333			2,816,000			14,197,333
Change in fair value of PIPE with reduction right liability	0	(1,146,117)	0			544,290			0
Loss on extinguishment of debt				$ 0	$ 1,300,000
Net income (loss)	(5,000)					16,700,633			22,511,785
Net income	$ (5,000)	5,162,251	8,008,646			16,700,633			22,511,785
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Revenues:
Revenue				2,106,300,000	2,260,200,000			$ 3,083,800,000			$ 2,716,300,000	$ 1,912,900,000
Expenses:
Direct operating				1,306,000,000	1,687,900,000			2,207,900,000			1,922,100,000	1,220,000,000
Distribution and marketing				346,000,000	189,000,000			304,200,000			315,200,000	216,700,000
General and administrative				261,600,000	242,400,000			387,000,000			342,700,000	342,000,000
Depreciation and amortization				11,100,000	13,200,000			17,900,000			18,100,000	17,200,000
Restructuring and other				61,500,000	20,600,000			27,200,000			6,300,000	21,100,000
Total expenses				1,986,200,000	2,153,100,000			2,944,200,000			2,604,400,000	1,817,000,000
Loss from operations				120,100,000	107,100,000			139,600,000			111,900,000	95,900,000
Other income (expense):
Interest expense				(157,100,000)	(117,800,000)			(162,600,000)			(115,000,000)	(109,700,000)
Interest and other income				6,900,000	4,900,000			6,400,000			28,000,000	6,100,000
Other expense				(14,300,000)	(17,200,000)			(21,200,000)			(8,600,000)	(4,700,000)
Loss on extinguishment of debt				0	(1,300,000)			(1,300,000)			(3,400,000)	0
Gain on investments, net				2,700,000	42,100,000			44,000,000			1,300,000	600,000
Equity interests income (loss)				5,700,000	800,000			500,000			(3,000,000)	(6,100,000)
Income (loss) before income taxes				(36,000,000)	18,600,000			5,400,000			11,200,000	(17,900,000)
Income tax provision				(16,700,000)	(5,200,000)			(14,300,000)			(17,300,000)	(17,300,000)
Net income (loss)				(52,700,000)	13,400,000			(8,900,000)			(6,100,000)	(35,200,000)
Less: Net loss attributable to noncontrolling interests				6,200,000	7,300,000			8,600,000			17,200,000	15,600,000
Net income				(46,500,000)	20,700,000			(300,000)			11,100,000	(19,600,000)
Related Party [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Revenues:
Revenue				422,100,000	648,600,000			775,500,000			648,200,000	204,100,000
Expenses:
Direct operating								8,300,000			6,500,000	10,800,000
Distribution and marketing								400,000			200,000	200,000
Other income (expense):
Interest and other income								0			3,000,000	2,900,000
Nonrelated Party [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Revenues:
Revenue				$ 1,684,200,000	$ 1,611,600,000			$ 2,308,300,000			$ 2,068,100,000	$ 1,708,800,000
Common Class A [Member]
Other income (expense):
Net income		$ 4,129,801	$ 6,406,917			$ 13,360,506			$ 17,918,827
Weighted average number of ordinary shares	0	75,000,000	75,000,000			75,000,000			73,150,685
Basic net income per ordinary share	$ 0	$ 0.06	$ 0.09			$ 0.18			$ 0.24
Diluted net income per ordinary share	$ 0	$ 0.06	$ 0.09			$ 0.18			$ 0.24
Common Class B [Member]
Other income (expense):
Net income	$ (5,000)	$ 1,032,450	$ 1,601,729			$ 3,340,127			$ 4,592,958
Weighted average number of ordinary shares	18,750,000 [1]	18,750,000	18,750,000			18,750,000	[1]		18,750,000	[1]
Basic net income per ordinary share	$ 0	$ 0.06	$ 0.09			$ 0.18			$ 0.24
Diluted net income per ordinary share	$ 0	$ 0.06	$ 0.09			$ 0.18			$ 0.24

[1]	Shares have been retroactively adjusted to reflect the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021 and the surrender of 2,812,500 Class B ordinary shares for no consideration on February 19, 2022 (Note 5).